Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

April 4, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: DWS Strategic Equity Long/Short Fund (the “Fund”), a series of DWS Market Trust (the “Trust”); (Reg. Nos. 002-21789; 811-01236)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on March 31, 2014.

Please direct any comments or questions regarding this filing to the undersigned at (617) 295-3986.

Very truly yours,

                    /s/Scott D. Hogan

Scott D. Hogan
Director
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder